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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------
Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:


Name:        First Carolina Investors, Inc.
             -------------------------------------------------
Address:     1130 East Third Street
             -------------------------------------------------
             Charlotte, NC 28204
             -------------------------------------------------

             -------------------------------------------------

Form 13F File Number: 28-05173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        Brent D. Baird
             -------------------------------------------------
Title:       Chairman
             -------------------------------------------------
Phone:       (716) 849-1484
             -------------------------------------------------

Signature, Place, and Date of Signing:


S/Brent D. Baird           Buffalo, New York           May 9, 2000
-------------------------  --------------------------- -----------------------
[Signature]                       [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                          ------------------

Form 13F Information Table Entry Total:           15
                                          ------------------

Form 13F Information Table Value Total:      $83,915
                                          ------------------
                                             (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE



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                           FORM 13F INFORMATION TABLE


          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
--------------------------- -------------- ------------ ---------- --------------------- ----------- ---------- -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE     SHRS OR   SH/  PUT/ INVESTMENT    OTHER    -------------------
       NAME OF ISSUER       TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT   PRN  CALL DISCRETION   MANAGERS  SOLE   SHARED  NONE
-------------------------- --------------- ------------ ---------- ---------- ---------- ----------- ---------- -------------------

Acme Elec Corp             Com             004644100         6000   1,000,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Barrister Information
Sys Corp                   Com New         068659200          290     159,810             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Bell Inds Inc              Com             078107109          347     108,900             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Ecology & Environment
Inc                        Cl A            278878103         2577     425,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Exolon ESK Co              Com             302101100          841      64,700             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
First Un Real Est Eq&Mtg
Invts                      Sh Ben Int      337400105         3438   1,250,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
First Un Real Est Eq&Mtg
Invts                      Pfd Conv Ser A  337400303          610      30,700             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Pkg Corp          Com             453077109          816      62,500             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
M&T BK Corp                Com             55261F104        55813     125,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Marine Trans Corp          Com             567912100         1750     700,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Merchants Group Inc        Com             588539106         2008     135,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Price Enterprises Inc      Com New         741444202          126      17,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
                           Sub Db Conv
Sizeler Ppty Invs Inc      8%03            830137AA3         2207  $2,445,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Tandycrafts Inc            Com             875386104         1667     606,011             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------
Todd Shipyards Corp Del    Com             889039103         5425     700,000             Sole                   X
-----------------------------------------------------------------------------------------------------------------------------------